Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities	$ 916,666	$ 1,631,840	$ 4,839,077
Foreign currency exchange differences	8,516,874	12,978,471	(51,277,332)
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities	4,659,933	7,237,000	10,153,342
Foreign currency exchange differences	10,895,862	25,476,638	10,637,768
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities			840,108
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities	155,158	1,077,086	745,270
Foreign currency exchange differences	390,764	2,595,997	10,313,151
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities	1,654,538	2,349,415	6,052,524
Foreign currency exchange differences	(188,270)
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities	(5,551,163)	(9,014,858)	(12,864,959)
Foreign currency exchange differences	(4,358,937)	(18,538,354)	(30,533,746)
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities	(1,800)	(16,803)	(73,133)
Foreign currency exchange differences	(1,152,505)	3,203,739	(46,715,886)
Other provisions [Member]
Disclosure Of Financial Results [Line Items]
Gains from indexed assets and liabilities			(14,075)
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	2,931,086	$ 240,451	$ 5,021,381
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	$ (1,126)